Additional financial information - Statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other long-term assets
Lease deposits	$ 15	$ 12
Prepaid software and maintenance costs	6	6
Other	5	7
Other long-term assets	26	25
Accounts payable and accrued liabilities
Trade accounts payable	36	37
Accrued liabilities	102	103
Payroll and other employee-related liabilities	159	135
Advance billings	12	4
Other	12	11
Total trade and other current payables	$ 321	$ 290